Preferred Stock Subject to Redemption (Details)	1 Months Ended				12 Months Ended
	Nov. 30, 2022 shares	Oct. 31, 2022 shares	Sep. 30, 2022 shares	Jan. 31, 2022 shares	Dec. 31, 2022 USD ($) vote debtInstrument day $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2023 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)					5,000,000	5,000,000		5,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
Issuance of shares for acquisition | $						$ 15,067,211
Impossible Aerospace
Class of Stock [Line Items]
Acquisition assets | $							$ 5,848,013
Vayu
Class of Stock [Line Items]
Acquisition assets | $						$ 6,653,309
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)					2,028,572
Preferred stock, par value (in dollars per share) | $ / shares					$ 3.50
Dividends | $					$ 0
Liquidation preference period prior to payment					45 days
Preferred stock, convertible, conversion price ( In dollars per share) | $ / shares					$ 3.50
Number of business days | debtInstrument					3
Redemption price per share | $ / shares					$ 3.50
Stock converted (in shares)				10,149
Preferred stock, shares outstanding (in shares)					0	10,149
Series C Preferred Stock | Impossible Aerospace
Class of Stock [Line Items]
Issuance of shares of series C preferred stock for acquisition (in shares)							1,714,286
Series C Preferred Stock | Vayu
Class of Stock [Line Items]
Issuance of shares of series C preferred stock for acquisition (in shares)						1,432,224
Class A Common Stock
Class of Stock [Line Items]
Preferred stock voting conversion basis | vote					1
Period of trading days					5 days
Sale of shares, holders percentage					25.00%
Period of holder, automatic conversion					90 days
Class A Common Stock | Impossible Aerospace
Class of Stock [Line Items]
Stock converted (in shares)					1,714,286	1,704,137
Accretion expense | $					$ 0	$ 69,661
Class A Common Stock | Vayu
Class of Stock [Line Items]
Stock converted (in shares)						1,353,570
Accretion expense | $					$ 0	$ 615,170
Class C Common Stock
Class of Stock [Line Items]
Sale of shares, holders percentage					25.00%
Period of holder, automatic conversion					120 days
Stock converted (in shares)	22,662	201,806	37,500
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)					1,628,572
Preferred stock, par value (in dollars per share) | $ / shares					$ 3.50
Dividends | $					$ 0
Preferred stock voting conversion basis | vote					1
Liquidation preference period prior to payment					45 days
Preferred stock, convertible, conversion price ( In dollars per share) | $ / shares					$ 3.50
Period of trading days					5 days
Number of business days | day					3
Redemption price per share | $ / shares					$ 3.50
Stock converted (in shares)				78,674
Series D Preferred Stock | Vayu
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)					78,674	0